Summary of significant accounting policies	6 Months Ended
Sep. 30, 2012
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2	Summary of significant accounting policies

(a)	Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company's ownership is less than 100%, the outside shareholders' interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

(b)	Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the recoverability of the carrying values of property, plant and equipment and intangible assets, the fair value of investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.